Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 13,190	$ 12,022	$ 16,483
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	2,662	3,145	3,327
Amortization of intangibles	1,193	1,347	1,351
Stock-based compensation	468	512	614
Deferred taxes	1,387	(237)	(1,610)
Net (gain)/loss on asset sales and other	481	(1,535)	(236)
Loss on Microelectronics business disposal	71	3,381
Changes in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	812	1,270	(1,407)
Retirement related	(22)	(655)	294
Inventories	133	(39)	(57)
Other assets/other liabilities	(3,448)	(1,886)	(747)
Accounts payable	81	(456)	(529)
Net cash provided by operating activities	17,008	16,868	17,485
Cash flows from investing activities
Payments for property, plant and equipment	(3,579)	(3,740)	(3,623)
Proceeds from disposition of property, plant and equipment	370	404	372
Investment in software	(572)	(443)	(517)
Purchases of marketable securities and other investments	(3,073)	(2,338)	(4,608)
Proceeds from disposition of marketable securities and other investments	2,842	2,493	4,873
Non-operating finance receivables - net	(398)	(1,078)	(1,063)
Acquisition of businesses, net of cash acquired	(3,349)	(656)	(3,056)
Divestitures of businesses, net of cash transferred	(401)	2,357	297
Net cash used in investing activities	(8,159)	(3,001)	(7,326)
Cash flows from financing activities
Proceeds from new debt	5,540	8,180	16,353
Payments to settle debt	(5,622)	(4,644)	(10,013)
Short-term borrowings/(repayments) less than 90 days - net	101	(1,753)	621
Common stock repurchases	(4,609)	(13,679)	(13,859)
Common stock transactions - other	322	709	1,074
Cash dividends paid	(4,897)	(4,265)	(4,058)
Net cash used in financing activities	(9,166)	(15,452)	(9,883)
Effect of exchange rate changes on cash and cash equivalents	(473)	(655)	28
Net change in cash and cash equivalents	(790)	(2,240)	304
Cash and cash equivalents at January 1	8,476	10,716	10,412
Cash and cash equivalents at December 31	7,686	8,476	10,716
Supplemental data
Income taxes paid-net of refunds received	2,657	5,748	4,024
Interest paid on debt	995	1,061	982
Capital lease obligations	$ 4	$ 2	$ 14